Net Insurance Finance Income (Expense) - Summary Of Investment And Insurance Finance Income (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Investment And Insurance Finance Income [Line Items]
Interest income		₩ 21,188,743	$ 14,668,058	₩ 22,013,341	₩ 20,641,554
Other insurance finance income recognized in net income		(9,186)	$ (6,359)	₩ 0	₩ 0
Total investment and insurance/reinsurance finance income or expenses recognized in profit or loss		5,215
Total investment and insurance/reinsurance finance income or expenses recognized in other comprehensive income		409,529
Total investment and insurance/reinsurance finance income or expenses recognized in profit or loss and other comprehensive income		414,744
Investment income [Member]
Investment And Insurance Finance Income [Line Items]
Interest income		641,077
Gain on financial assets		516,360
Other investment income		(27,257)
Investment income recognized in net income		1,130,180
Investment income recognized in other comprehensive income	[1]	(1,966,190)
Total investment income		(836,010)
Insurance finance interest income and other insurance finance income [member]
Investment And Insurance Finance Income [Line Items]
Interest income		(753,740)
Effect of change in fair value of underlying assets of participating insurance contracts		(418,880)
Effect of changes in discount rates and others		40,385
Other insurance finance income recognized in net income		(1,132,235)
Insurance finance income or expenses recognized in other comprehensive income	[1]	2,395,876
Total Insurance finance interest income and other insurance finance income		1,263,641
Reinsurance finance interest income and other reinsurance finance income [member]
Investment And Insurance Finance Income [Line Items]
Interest income		6,905
Effect of changes in credit risk of reinsurance liabilities		365
Effect of changes in discount rates and others		0
Other reinsurance finance income recognized in net income		7,270
Reinsurance finance income recognized in other comprehensive income	[1]	(20,157)
Total Reinsurance finance interest income and other reinsurance finance income		₩ (12,887)

[1]	The finance income recognized in other comprehensive income is the amount before deducting tax and non-controlling interests.